Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Disclosure of Detailed Information About Provisions

	Restructuring	Onerous/ unfavorable contracts	Provisions related to other taxes	Other	Total
	€m	€m	€m	€m	€m
Balance at December 31, 2019	7.4	1.2	6.9	31.3	46.8
Additional provision in the period	15.6	—	0.1	13.4	29.1
Release of provision	—	(0.7)	(0.4)	(6.0)	(7.1)
Utilization of provision	(10.4)	(0.5)	—	(5.9)	(16.8)
Foreign exchange	0.3	—	—	(0.5)	(0.2)
Balance at December 31, 2020	12.9	—	6.6	32.3	51.8
Acquired through business combinations	—	—	0.3	3.8	4.1
Additional provision in the period	2.6	—	1.0	2.5	6.1
Release of provision	(0.1)	—	—	(4.0)	(4.1)
Utilization of provision	(9.8)	—	—	(6.9)	(16.7)
Foreign exchange	—	—	—	1.0	1.0
Balance at December 31, 2021	5.6	—	7.9	28.7	42.2
Analysis of total provisions:				December 31, 2021	December 31, 2020
Current				39.3	45.7
Non-current				2.9	6.1
Total				42.2	51.8